August 8, 2007

VIA EDGAR

                                              Boulder Growth & Income Fund, Inc.
                                                     2344 Spruce Street, Suite A
                                                               Boulder, CO 80302
                                                                   (303)442-2156

Secretary
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Valerie Lithotomos

          Re: Boulder Growth & Income Fund Pre-Effective Registration Statement on Form N-2 (File Nos. 333-142681 & 811-023288)

Dear Ms. Lithotomos:

     The Boulder Growth & Income Fund, Inc. (the "Company") filed on August 8, 2007 the Form N-2/A and accompanying Statement of Additional Information, plus exhibits, including a cover letter requesting accelerated review. After the Company completed the filing, it was discovered that the opinion of Maryland legal counsel Venable incorrectly noted the number of shares registered at 3,798,795 shares. However, the correct number is 3,801,119 shares being registered; this number of shares is properly documented in all the fund's registration materials with the exception of the Venable opinion. Based on this discrepancy of 2324 shares as incorrectly noted in the Venable opinion we are filing an updated exhibit of the form of Venable opinion. There are no other changes to the registration statement and accompanying materials.

     Please advise if this impacts the anticipated effective date of Thursday, August 9, 2007, as originally requested in our request letter for accelerated review. The Company respectfully requests, per Rule 461 under the Securities Act of 1933, that the effective date of the above-referenced Registration Statement be accelerated so that the Registration Statement may become effective by 12:00 p.m. Washington, D.C. time on Thursday, August 9, 2007, or as soon thereafter as practicable.

     The Company acknowledges the following: (1) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (2) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (3) the Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

Boulder Growth & Income Fund, Inc.

By:

/s/ Joel L. Terwilliger

Joel L. Terwilliger

Associate General Counsel & Chief Compliance Officer